Summary of material information on accounting policies (Details Narrative)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Description of accrued income tax	The income tax was defined at a rate of 15%, plus a 10% surtax on taxable income exceeding R$ 240.
Annual revenue calculated rate	0.50%
Programa De Formacao Do Patrimonio Do Servidor Publico [Member]
IfrsStatementLineItems [Line Items]
Pasep rate	1.65%
Contribuicao Para O Financiamentoda Seguridade Social [Member]
IfrsStatementLineItems [Line Items]
Cofins rate	7.60%
Programa De Formacao Do Patrimonio Do Servidor Publico 1 [Member]
IfrsStatementLineItems [Line Items]
Pasep for financial revenues rate	0.65%
Contribuicao Para O Financiamentoda Seguridade Social 1 [Member]
IfrsStatementLineItems [Line Items]
Cofins for financial revenues rate	4.00%
Sabesp Olympia S A [Member]
IfrsStatementLineItems [Line Items]
Direct interest	100.00%	100.00%